ICON Fund
ICON Fund
Investment Objective/Goals
Seeks capital appreciation, with a secondary objective of capital preservation to provide long-term growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 37 of the Fund’s prospectus, and in “Sales Charge” on page 34 in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Fund	Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of purchase price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Fund		Class A	Class C	Class S
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1],[2]	0.63%	0.50%	0.35%
Expense Recoupments		none	0.02%	none
Total Annual Fund Operating Expenses		1.63%	2.27%	1.10%
Expense Reimbursement	[1],[2]	(0.13%)	(0.02%)	none
Net Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.50%	2.25%	1.10%
[1]	During the year ended September 30, 2018, ICON Advisers reimbursed $7,170 and $2,488 and recouped $0 and $2,052 of Class A and Class C expenses, respectively. At September 30, 2018, ICON Advisers was reimbursing expenses for Class A and recouping expenses from Class C.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired funds fees and expenses, brokerage and extraordinary expenses) to an annual rate for Class A of 1.50%, an annual rate for Class C of 2.25%, and an annual rate of 1.25% for Class S. This expense limitation agreement may be terminated at any time after January 31, 2020 upon 30 days written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to recoup from the Fund any expenses reimbursed pursuant to this arrangement if such recoupment does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the expenses were reimbursed or absorbed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	1,048	1,399	2,384
Class C	328	707	1,212	2,600
Class S	112	350	606	1,339

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
ICON Fund | Class C | USD ($)	228	707	1,212	2,600

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of the portfolio.

Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. Normally the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in the U.S. This strategy may not be changed unless Fund shareholders are given at least 60 days prior notice.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell securities in industries ICON believes are overpriced and buy securities in industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. We believe ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Focus and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund’s total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund’s performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark. Moreover, the Fund generally maintains a portfolio of approximately 30 to 40 securities. Holding a smaller, more concentrated portfolio rather than a larger, more diversified portfolio may likewise cause the Fund to be more volatile and susceptible to political, economic, business and other developments, all of which could adversely affect performance.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Performance History

The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.

Year-by-Year Total Return as of 12/31 - Class C Shares (Best Quarter: Q2 2009 18.86% Worst Quarter: Q4 2018 -19.23%)

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/18
Average Annual Total Returns - ICON Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class C	(20.74%)	0.28%	6.62%	2.86%	Nov. 28, 2000
Class C | Return After Taxes on Distributions	(21.05%)	0.20%	6.56%	2.56%	Nov. 28, 2000
Class C | Return After Taxes on Distributions and Sale of Fund Shares	(12.07%)	0.21%	5.35%	2.31%	Nov. 28, 2000
Class C | S and P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	(4.96%)	8.25%	13.20%	5.96%	Nov. 28, 2000
Class A	(23.76%)	(0.16%)	6.47%	0.57%	May 31, 2006
Class A | S and P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	(4.96%)	8.25%	13.20%	7.83%	May 31, 2006
Class S	(18.79%)	1.44%	7.54%	3.52%	May 06, 2004
Class S | S and P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	(4.96%)	8.25%	13.20%	8.05%	May 06, 2004

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.